REGULATORY MATTERS (Tables)	12 Months Ended
Dec. 31, 2025
Regulatory Matters [Abstract]
Schedule of Actual Capital Amounts and Ratios
Our actual capital amounts and ratios at December 31 follow(1):

	Actual		Minimum for Adequately Capitalized Institutions		Minimum for Well-Capitalized Institutions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
2025
Total capital to risk-weighted assets
Consolidated	$621,506	13.59%	$365,958	8.00%	NA	NA
Independent Bank	570,750	12.49	365,463	8.00	$456,829	10.00%

Tier 1 capital to risk-weighted assets
Consolidated	$564,180	12.33%	$274,468	6.00%	NA	NA
Independent Bank	513,500	11.24	274,098	6.00	$365,463	8.00%

Common equity tier 1 capital to risk-weighted assets
Consolidated	$525,540	11.49%	$205,851	4.50%	NA	NA
Independent Bank	513,500	11.24	205,573	4.50	$296,939	6.50%

Tier 1 capital to average assets
Consolidated	$564,180	10.27%	$219,663	4.00%	NA	NA
Independent Bank	513,500	9.36	219,422	4.00	$274,278	5.00%

2024
Total capital to risk-weighted assets
Consolidated	$622,444	14.22%	$350,113	8.00%	NA	NA
Independent Bank	567,254	12.99	349,335	8.00	$436,668	10.00%

Tier 1 capital to risk-weighted assets
Consolidated	$527,616	12.06%	$262,585	6.00%	NA	NA
Independent Bank	512,546	11.74	262,001	6.00	$349,335	8.00%

Common equity tier 1 capital to risk-weighted assets
Consolidated	$489,044	11.17%	$196,939	4.50%	NA	NA
Independent Bank	512,546	11.74	196,501	4.50	$283,834	6.50%

Tier 1 capital to average assets
Consolidated	$527,616	9.85%	$214,332	4.00%	NA	NA
Independent Bank	512,546	9.58	214,112	4.00	$267,640	5.00%
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(1)	These ratios do not reflect a capital conservation buffer of 2.50% at December 31, 2025 and 2024.
NA - Not applicable

Schedule of Components Of Regulatory Capital
The components of our regulatory capital are as follows:

	Consolidated		Independent Bank
	December 31,		December 31,
	2025	2024	2025	2024
	(In thousands)
Total shareholders’ equity	$502,951	$454,686	$490,911	$478,188
Add (deduct)
Accumulated other comprehensive loss for regulatory purposes	51,890	64,146	51,890	64,146
Goodwill and other intangibles	(29,301)	(29,788)	(29,301)	(29,788)
Common equity tier 1 capital	525,540	489,044	513,500	512,546
Qualifying trust preferred securities	38,640	38,572	—	—
Tier 1 capital	564,180	527,616	513,500	512,546
Subordinated debt	—	40,000	—	—
Allowance for credit losses and allowance for unfunded lending commitments limited to 1.25% of total risk-weighted assets	57,326	54,828	57,250	54,708
Total risk-based capital	$621,506	$622,444	$570,750	$567,254